iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .8%
Aristocrat Leisure Ltd. ...................... 23,868 $ 1,011,466
JB Hi-Fi Ltd. ............................ 4,431 246,379
Lottery Corp. Ltd. (The) ..................... 86,442 343,634
Wesfarmers Ltd. ......................... 44,932 2,811,991
4,413,470
a
Canada  —  1 .5%
Canadian Tire Corp. Ltd. , Class A , NVS .......... 1,914 263,635
Dollarama, Inc. .......................... 10,728 1,419,205
Gildan Activewear, Inc. ..................... 7,407 381,879
Magna International, Inc. .................... 10,128 665,988
Restaurant Brands International, Inc. ............ 13,716 994,863
3,725,570
a
Chile  —  0 .1%
Empresas Copec SA
(a)
..................... 13,953 87,035
Falabella SA ............................ 32,266 201,443
288,478
a
China  —  5 .9%
Alibaba Group Holding Ltd. .................. 759,600 9,106,427
BYD Co. Ltd. , Class H ..................... 146,900 1,361,163
JD.com, Inc. , Class A ...................... 106,900 1,361,949
Meituan , Class B
(a) (b)
....................... 220,700 1,948,192
Trip.com Group Ltd.
(a)
...................... 24,000 954,245
14,731,976
a
Denmark  —  0 .1%
Pandora A.S. ........................... 2,968 340,983
a
France  —  4 .3%
Accor SA .............................. 7,984 463,111
Cie Generale des Etablissements Michelin SCA .... 27,213 1,051,246
Hermes International SCA ................... 1,379 2,521,769
Kering SA .............................. 2,780 786,369
LVMH Moet Hennessy Louis Vuitton SE .......... 10,046 5,556,042
Renault SA ............................. 7,395 212,439
Sodexo SA
(c)
............................ 3,240 187,404
10,778,380
a
Germany  —  1 .8%
adidas AG ............................. 7,124 1,462,055
Bayerische Motoren Werke AG
(c)
.............. 10,418 683,928
Continental AG .......................... 4,326 357,955
Delivery Hero SE , Class A
(a) (b) (c)
............... 8,710 356,438
Mercedes-Benz Group AG ................... 28,582 1,437,636
Volkswagen AG
(c)
......................... 1,128 92,991
Zalando SE
(a) (b)
.......................... 8,566 248,209
4,639,212
a
Italy  —  1 .1%
Ferrari N.V. ............................. 4,835 1,797,146
Moncler SpA ............................ 8,904 518,188
Stellantis N.V.
(a)
.......................... 81,085 463,184
2,778,518
a
Japan  —  12 .6%
Aisin Corp. ............................. 22,600 306,833
Asics Corp. ............................. 29,000 788,762
Bandai Namco Holdings, Inc. ................. 25,500 591,118
Bridgestone Corp. ........................ 46,500 980,481
Denso Corp. ............................ 77,100 887,729
Fast Retailing Co. Ltd. ..................... 8,300 4,252,458
Honda Motor Co. Ltd. ...................... 154,329 1,390,159
Security Shares Value
a
Japan (continued)
Isuzu Motors Ltd. ......................... 21,600 $ 287,630
Nissan Motor Co. Ltd.
(a) (c)
.................... 91,700 169,778
Nitori Holdings Co. Ltd. ..................... 17,000 251,912
Oriental Land Co. Ltd. ..................... 47,500 723,327
Pan Pacific International Holdings Corp. ......... 106,500 539,800
Panasonic Holdings Corp. ................... 97,100 2,731,751
Rakuten Group, Inc.
(a)
...................... 61,200 285,662
Sekisui House Ltd. ........................ 25,800 536,372
Shimano, Inc. ........................... 3,100 330,647
Sony Group Corp. ........................ 243,400 4,898,197
Subaru Corp. ........................... 22,688 331,932
Sumitomo Electric Industries Ltd. .............. 125,600 2,330,774
Suzuki Motor Corp. ....................... 77,700 939,838
Toyota Motor Corp. ....................... 468,800 7,853,569
Yamaha Motor Co. Ltd. ..................... 39,739 301,747
31,710,476
a
Netherlands  —  0 .9%
Prosus N.V.
(a)
........................... 52,725 2,291,091
a
South Korea  —  1 .0%
Hyundai Motor Co. ........................ 5,349 1,743,582
Kia Corp. .............................. 9,580 865,243
2,608,825
a
Spain  —  1 .5%
Amadeus IT Group SA ..................... 17,830 1,043,077
Industria de Diseno Textil SA ................. 44,406 2,799,013
3,842,090
a
Sweden  —  0 .3%
Evolution AB
(a) (b)
.......................... 5,807 398,620
H & M Hennes & Mauritz AB , Class B ........... 19,176 329,863
728,483
a
Switzerland  —  2 .1%
Cie Financiere Richemont SA , Class A, Registered .. 21,276 4,911,104
Swatch Group AG (The) , Bearer ............... 1,127 275,426
Swatch Group AG (The) , Registered ............ 2,161 104,912
5,291,442
a
United Kingdom  —  2 .4%
Barratt Redrow PLC ....................... 55,173 205,760
Berkeley Group Holdings PLC
(a)
............... 3,670 170,228
Burberry Group PLC
(a)
..................... 14,414 203,631
Compass Group PLC ...................... 67,299 2,174,386
Entain PLC ............................. 24,821 183,931
InterContinental Hotels Group PLC ............. 5,928 1,018,920
Kingfisher PLC .......................... 66,894 251,165
Next PLC .............................. 4,497 867,663
Pearson PLC ........................... 23,875 379,406
Persimmon PLC ......................... 12,988 181,085
Taylor Wimpey PLC ....................... 141,812 151,755
Whitbread PLC .......................... 6,516 206,298
5,994,228
a
United States  —  61 .6%
Airbnb, Inc. , Class A
(a)
...................... 16,541 2,367,017
Amazon.com, Inc.
(a)
....................... 161,310 38,446,625
Aptiv PLC
(a)
............................. 8,355 512,830
AutoZone, Inc.
(a)
......................... 652 2,083,753
Best Buy Co., Inc. ........................ 7,661 581,317
Booking Holdings, Inc. ..................... 30,668 5,466,264
Carnival Corp. Ltd. ........................ 53,441 1,526,809
Carvana Co. , Class A
(a)
..................... 28,283 1,861,587
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 50,767 1,726,078

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Darden Restaurants, Inc. ................... 4,533 $ 933,843
Deckers Outdoor Corp.
(a)
.................... 5,586 554,634
Domino's Pizza, Inc. ....................... 1,211 358,504
DoorDash, Inc. , Class A
(a)
................... 14,977 2,763,706
DR Horton, Inc. .......................... 10,438 1,700,141
eBay, Inc. .............................. 17,572 1,963,671
Expedia Group, Inc. ....................... 4,532 1,159,648
Ford Motor Co. .......................... 154,900 2,153,110
Garmin Ltd. ............................. 6,477 1,538,547
General Motors Co. ....................... 35,686 2,750,677
Genuine Parts Co. ........................ 5,447 642,637
Hasbro, Inc. ............................ 5,332 440,370
Hilton Worldwide Holdings, Inc. ............... 9,010 2,977,445
Home Depot, Inc. (The) .................... 35,178 12,406,577
Las Vegas Sands Corp. .................... 11,801 545,088
Lennar Corp. , Class A ...................... 8,515 770,522
Light & Wonder, Inc.
(a)
...................... 3,123 238,379
Lowe's Companies, Inc. .................... 22,166 4,887,381
Lululemon Athletica, Inc.
(a)
................... 4,144 473,162
Marriott International, Inc. , Class A ............. 8,662 3,210,051
McDonald's Corp. ........................ 28,120 7,601,117
MGM Resorts International
(a)
................. 7,486 357,906
NIKE, Inc. , Class B ....................... 47,429 1,946,960
Norwegian Cruise Line Holdings Ltd.
(a) (c)
......... 17,718 374,027
NVR, Inc.
(a)
............................. 107 729,034
O'Reilly Automotive, Inc.
(a)
................... 32,798 3,020,368
PulteGroup, Inc. ......................... 7,539 1,034,426
Ralph Lauren Corp. , Class A ................. 1,521 610,545
Ross Stores, Inc. ......................... 12,750 2,713,837
Royal Caribbean Cruises Ltd. ................ 9,871 3,134,339
Starbucks Corp. .......................... 45,106 4,609,382
Tapestry, Inc. ............................ 7,958 1,164,892
Tesla, Inc.
(a)
............................. 46,393 19,512,896
TJX Companies, Inc. (The) .................. 43,765 6,630,398
Tractor Supply Co. ........................ 20,756 656,097
Ulta Beauty, Inc.
(a)
........................ 1,724 777,490
Williams-Sonoma, Inc. ..................... 4,660 1,086,246
Wynn Resorts Ltd. ........................ 3,280 318,455
Yum! Brands, Inc. ........................ 10,908 1,743,753
155,062,541
a
Total Common Stocks — 99.0%
(Cost: $ 278,238,684 ) ................................ 249,225,763
Security Shares Value
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 2,071 $ 136,359
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 4,374 218,367
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 5,923 182,947
Volkswagen AG , Preference Shares , NVS ........ 8,149 653,723
1,191,396
a
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 825 117,206
Hyundai Motor Co. , Series 2, Preference Shares , NVS 1,359 191,708
308,914
Total Preferred Stocks — 0.6%
(Cost: $ 2,848,312 ) .................................. 1,500,310
a
Total Long-Term Investments — 99.6%
(Cost: $ 281,086,996 ) ................................ 250,726,073
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 1,982,552 1,983,146
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 415,022 415,022
a
Total Short-Term Securities — 1.0%
(Cost: $ 2,398,119 ) .................................. 2,398,168
Total Investments —  100.6%
(Cost: $ 283,485,115 ) ................................ 253,124,241
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (1,462,748)
Net Assets — 100.0% ................................. $ 251,661,493
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 994,873  $ 988,040
(a)
$ —  $ 184  $ 49  $ 1,983,146  1,982,552  $ 8,890
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 293,588  121,434
(a)
—  —  —  415,022  415,022  4,725  —
$ —  $ 184  $ 49
$ 2,398,168
$ 13,615  $ —

iShares
®
Global Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Discretionary Select Sector Index .............................................. 2 09/18/26 $ 479 $ (4,765)
Euro STOXX 50 Index ................................................................. 5 09/18/26 363 2,163
$ (2,602)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 158,838,210  $ 90,387,553  $ —  $ 249,225,763
Preferred Stocks ......................................... —  1,500,310  —  1,500,310
Short-Term Securities
Money Market Funds ...................................... 2,398,168  —  —  2,398,168
$ 161,236,378  $ 91,887,863  $ —  $ 253,124,241
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,163  $ —  $ —  $ 2,163
Liabilities
Equity Contracts ........................................... (4,765) —  —  (4,765)
$ (2,602) $ —  $ —  $ (2,602)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares